LONG TERM INVESTMENTS	12 Months Ended
Dec. 31, 2014
LONG TERM INVESTMENTS
LONG TERM INVESTMENTS

6.LONG-TERM INVESTMENTS

The long-term investments as of December 31, 2013 and 2014 were as follows:

	As of December 31,
	2013	2014
UBOX	40,517	40,517
Kangdu	50,000	—
Sheen Star	—	20,990
Yibang	—	2,482
Quanjude	—	137,943
Loan to franchisees	—	5,140
Campsort	—	11,644
GOOAGOO	—	10,289
Total	90,517	229,005

In June 2012, the Group purchased 46,200,000 Series A preferred shares of UBOX International Holdings Co., Limited (“UBOX”), a privately-held company, for the consideration of RMB28,129.

In December 2012, the Group purchased convertible promissory note of RMB8,074 from UBOX. In December 2013, the Group converted the principal of the promissory note to 8,530,731 ordinary shares of UBOX. In August 2013, the Group purchased another convertible promissory note of RMB4,314 from UBOX. In August 2014, the Group converted the principal of the promissory note to 3,946,897 ordinary shares. As of December 31, 2014, the Group had approximately 3.7% of UBOX’s equity interest and the investments were accounted for using the cost method since the Group does not have the ability to exert significant influence over UBOX. As of December 31, 2014, there had been no identified events or changes in circumstances that had a significant adverse effect on the investments or other indicates of impairment.

In November 2013, the Group entered into an investment agreement to inject RMB100,000 to Suzhou Kangdu Property Co., Limited (“Kangdu”), a real estate company, for 50% equity interest of Kangdu. According to the investment agreement, the Group will not participate in the operation of Kangdu, nor share the earnings. Concurrently the Group entered into the agreement with Kangdu to acquire the property developed by Kangdu for a purchase price of RMB175,000 and the property is scheduled to be completed and transferred to the Group in October 2015. In addition, the Group was granted a put option to require the other investors of Kangdu to repurchase its equity interest for RMB100,000 plus 8% interest at such time the property is scheduled to be transferred to the Group in October 2015. The Group had injected RMB50,000 in November 2013 and RMB30,000 in January 2014. The Group accounted for the investment as available-for-sale securities.  In April 2014, the Group transferred its investment in Kangdu to Sheen Star Group Limited (“Sheen Star”), in which the Group owns minority interest (see the following paragraph for the equity structure of Sheen Star), for consideration of RMB82,785, and its rights and obligations associated with the property purchase agreement were transferred to Sheen Star contemporaneously.

In April 2014, the Group set up Sheen Star together with Mr. Qi Ji, the founder, executive chairman and chief executive officer of the Group and a third party. Sheen Star is a real estate investment company which the Group contributed RMB20,990 and owned equity interest of 19.99%, and Mr. Qi Ji owned 50.01%. The Group accounted for the investment in Sheen Star under equity-method as the Group has the ability to exert significant influence. The unrealized gain (loss) was immaterial in 2014.

In May 2013, the Group acquired 30% equity interest in Lijiang Yibang Changchunteng Hotel Co., Limited (“Yibang”) for consideration of RMB430. In April 2014, The Group acquired additional 20% equity interest in Yibang for consideration of RMB285. The Group accounted for the investment under equity-method because the Group has the ability to exert significant influence but does not have the control over Yibang.  The Group recognized investment loss of RMB430 and investment income of RMB2,197 in 2013 and 2014, respectively, which was recorded in other income.

From April to December 2014, the Group entered into entrusted loan agreements with franchisees to provide financial support to them.  The terms of the entrusted loans are typically two to three years, and the interest rates are from 8% to 8.5%. The Group recognized RMB266 interest income for the loans in 2014.

In June 2014, the Group purchased 7,241,131 ordinary shares of China Quanjude (Group) Co., Ltd. (“Quanjude”), a top restaurant brand listed in Shenzhen Stock Exchange in China, through a private placement. The purchase price was set at RMB13.81 per ordinary share and the total purchase cost was RMB100 million. Upon the closing of the transaction described above, the Group holds approximately 2.35% of Quanjude’s total outstanding shares. Given the level of investment, the Group accounts for its investment in Quanjude as “available-for-sale” and measured the fair value at every period end. Unrealized holding gains and losses for available-for-sale securities are reported in other comprehensive income until realized. The closing price of Quanjude as of December 31, 2014 was RMB19.05 per share. As of December 31, 2014, the Group recorded the investment in Quanjude at the fair value of RMB137,943, with RMB28,458 increase in fair value of the investment, net of tax, credited to other comprehensive income.

In July 2014, the Group acquired 30% equity interest in Shanghai Campsort Travel Development Co., Ltd. (“Campsort”), a new resort hotel chain in China, for consideration of RMB15,000. In November 2014, the Group transferred 6% equity interest to Shanghai Homeinn Hotel Management Co., Ltd. (“Homeinn”) for consideration of RMB3,000. Therefore, the Group held 24% equity interest of Campsort and accounted for the investment under equity-method because the Group has the ability to exert significant influence over Campsort. The Group recognized investment loss of RMB356 in 2014.

In November 2014, the Group purchased 8% equity interest in Beijing GOOAGOO Technology Service Co., Ltd. (“GOOAGOO”), a high-tech service provider for Offline-To-Online data processing and platform operation, for the consideration of RMB10,289. The Group accounted the investment under cost method since the Group does not have the ability to exert significant influence over GOOAGOO.